EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN

17. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, unemployment insurance and other welfare benefits are provided to employees. Chinese labor regulations require that the Group’s PRC entities make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits, which was expensed as incurred, was RMB67,462, RMB216,551 and RMB393,812 for the years ended December 31, 2019, 2020 and 2021, respectively.